Nature of Operations (Narrative) (Detail)	1 Months Ended		12 Months Ended
	Sep. 30, 2015 shares	Oct. 31, 2014 shares	Dec. 31, 2017 Segments
Subsidiary, Sale of Stock [Line Items]
Number of operating segments			3
Dominion Energy Midstream Partners, LP | Iroquois | Partnership Interest
Subsidiary, Sale of Stock [Line Items]
Common units included in initial public offering | shares	8,600,000
Noncontrolling partnership percentage interest			25.93%
Dominion Energy Midstream Partners, LP | Common and Subordinated Units
Subsidiary, Sale of Stock [Line Items]
Ownership interest percentage of limited partner interests			50.60%
Dominion Energy Midstream Partners, LP | Convertible Preferred Units
Subsidiary, Sale of Stock [Line Items]
Ownership interest percentage of limited partner interests			37.50%
Dominion Energy Midstream Partners, LP | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common units included in initial public offering | shares		20,125,000
Virginia Electric and Power Company
Subsidiary, Sale of Stock [Line Items]
Number of operating segments			2
Dominion Energy Gas Holdings, LLC
Subsidiary, Sale of Stock [Line Items]
Number of operating segments			1